Auditors' remuneration - Auditors' remuneration (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Auditors Remuneration [Line Items]
Tax advisory services	$ 0.0	$ 0.0	$ 0.2